GROUP ENTITIES	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
GROUP ENTITIES	GROUP ENTITIES
Significant Subsidiaries

As at December 31		Ownership Interest
(percentages)	Jurisdiction	2022	2021
Pembina Cochin LLC	Delaware U.S.	100	100
Pembina Empress NGL Partnership	Alberta	100	100
Pembina Gas Services Limited Partnership	Alberta	—	100
Pembina Holding Canada L.P.	Alberta	100	100
Pembina Infrastructure and Logistics L.P.	Alberta	100	100
Pembina Midstream Limited Partnership	Alberta	100	100
Pembina Oil Sands Pipeline L.P.	Alberta	100	100
Pembina Pipeline	Alberta	100	100